UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22534

              Versus Capital Multi-Manager Real Estate Income Fund LLC
(Exact name of registrant as specified in charter)

5555 DTC Parkway, Suite 330

                        Greenwood Village, CO 80111
    (Address of principal executive offices) (Zip code)

Mark D. Quam
c/o Versus Capital Advisors LLC
5555 DTC Parkway, Suite 330

               Greenwood Village, CO 80111
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

  New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end:  March 31

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VERSUS CAPITAL MULTI-MANAGER

REAL ESTATE INCOME FUND LLC

Semi-Annual Report

September 30, 2018

VERSUS CAPITAL ADVISORS, LLC

This report is for shareholders of Versus Capital Multi-Manager Real Estate Income Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

TABLE OF CONTENTS

Portfolio of Investments     .............................................................      2-5

Notes to Financial Statements      .......................................................    11-16

Additional Information     .............................................................17-20

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund's privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors. The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. “Personal Information” is obtained from the following sources:

•   Investor applications and other forms, which may include your name(s), address, social security number or tax identification number.

•   Written and electronic correspondence, including telephone contacts; and

•   Transaction history, including information about the Fund's transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees who need to know that information in order to process transactions and service accounts. Employees are required to maintain and protect the confidentiality of Personal Information. The Fund maintains physical, electronic and procedural safeguards to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts. The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund. The Fund may also disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2018 (Unaudited)

Shares		Value	Shares		Value
Private Investment Funds * - 78.0%				Diversified (continued)
	Diversified – 78.0%			Frasers Logistics & Industrial Trust, REIT
	AEW Core Property Trust (U.S.), Inc., REIT..............		719,180	(Singapore)...............................................................	$ 562,907
132,272	Class A Shares.......................................................	$ 134,017,560	7,202	Gecina SA, REIT (France)............................................	1,202,438
47,116	Class B Shares.......................................................	47,750,774	119,568	Inmobiliaria Colonial SA (Spain).................................	1,242,478
24,886,932	AEW Value Investors US LP........................................	25,516,132	17,993	Interxion Holding NV***(Netherlands)......................	1,210,929
562,619	Barings Core Property Fund LP....................................	73,371,080	326,114	Irish Residential Properties PLC, REIT......................	559,622
53,911	Barings European Core Property Fund........................	62,361,040	48,576	Klepierre, REIT (France)..............................................	1,721,865
54,131,987	CBRE U.S. Core Partners REIT Operating LP...........	76,217,837	23,568	LEG Immobilien AG (Germany)...................................	2,797,929
158,501	Clarion Lion Properties Fund LLC...............................	235,730,860	127,428	Liberty Property Trust, REIT.........................................	5,383,833
83,289	Harrison Street Core Property Fund.............................	113,263,367		Londonmetric Property, PLC, REIT
137,018	Heitman America Real Estate LP.................................	170,011,238	685,766	(United Kingdom).....................................................	1,589,234
73,087	Heitman Core Real Estate Debt Income Trust LP.......	74,928,549	1,006,700	Mapletree Logistics Trust, REIT (Singapore)..............	905,776
544	Invesco Core Real Estate USA.....................................	100,541,555	218,140	Merlin Properties Socimi SA, REIT (Spain)................	2,959,475
	Invesco Real Estate Asia Fund (Cayman) Unit Trust		176,400	Mitsubishi Estate Co., Ltd. (Japan).............................	2,999,514
692,593	Class A Units.........................................................	87,177,406	180,900	Mitsui Fudosan Co., Ltd. (Japan)................................	4,281,289
	LaSalle Property Fund LP		1,550,000	New World Development Co., Ltd. (Hong Kong).....	2,114,622
87,759	Class A Shares.........................................................	142,971,474	2,240,345	Propertylink Group (Australia)....................................	1,805,672
33,914	Class B Shares.........................................................	55,249,938	197,110	Segro, PLC, REIT (United Kingdom).........................	1,638,601
51,445	Mesa Core Lending Fund LP Class A .........................	54,454,624	1,407	Sekisui House Reit, Inc. (Japan)..................................	890,365
34,445	Met Life Commercial Mortgage Income Fund............	35,234,999	41,759	Spirit MTA REIT..........................................................	481,064
1,689,013	RREEF America Reit II, LP.........................................	208,812,701	422,212	Spirit Realty Capital, Inc., REIT.................................	3,403,029
6,507	Trumbull Property Fund, LP.........................................	72,628,156	40,619	TLG Immobilien AG (Germany).................................	1,060,172
8,194	Trumbull Property Income Fund, LP	101,635,346	71,462	UNITE Group, PLC, REIT (United Kingdom)..........	831,777
—	US Government Building, LP**...................................	89,895,717	52,308	Weyerhaeuser Co., REIT.............................................	1,687,979
	Total Private Investment Funds................................	1,961,770,353	47,142	Wihlborgs Fastigheter AB (Sweden)...........................	567,143
	(Cost $1,835,433,097)				84,825,306

Common Stocks – 10.4%				Health Care – 0.6%
	Apartments/Single Family Residential – 1.5%		214,425	HCP, Inc., REIT............................................................	5,643,666
225,725	American Homes 4 Rent, REIT Class A shares........	4,941,120		Healthcare Trust of America, Inc., REIT
	Apartment Investment & Management Co.,		82,611	Class A shares............................................................	2,203,235
106,914	REIT Class A shares............................................	4,718,115	159,350	Physicians Realty Trust, REIT.....................................	2,686,641
55,044	AvalonBay Communities, Inc., REIT..........................	9,971,221		Primary Health Properties, PLC, REIT
55,600	Equity Residential, REIT..............................................	3,684,056	233,595	(United Kingdom).....................................................	346,486
8,782	Essex Property Trust, Inc., REIT.................................	2,166,607	55,362	Senior Housing Properties Trust, REIT	972,157
442,119	Independence Realty Trust, Inc., REIT.......................	4,655,513	17,475	Ventas, Inc., REIT........................................................	950,290
	InterRent Real Estate Investment Trust, REIT		46,891	Welltower, Inc., REIT..................................................	3,016,029
43,747	(Canada)................................................................	397,962			15,818,504
1,620	Invincible Investment Corp., REIT (Japan).................	677,258
256,714	Invitation Homes, Inc., REIT.......................................	5,881,318		Hotels – 0.5%
676	Japan Rental Housing Investments, Inc., REIT (Japan)	534,279	167,600	City Developments, Ltd. (Singapore)..........................	1,116,884
	Kenedix Residential Next Investment Corp., REIT		87,955	Extended Stay America, Inc........................................	1,779,330
137	(Japan)...................................................................	209,684	1,511,600	Far East Hospitality Trust, REIT (Singapore)............	702,144
		37,837,133	18,681	Hilton Grand Vacations, Inc.***.................................	618,341
	Diversified – 3.4%		8,205	Hilton Worldwide Holdings, Inc.................................	662,800
21,839	ADO Properties SA (Luxembourg)..............................	1,308,377	146,300	Host Hotels & Resorts, Inc., REIT..............................	3,086,930
3,725	Altarea SCA, REIT (France)........................................	863,252	13,325	Hyatt Hotels Corp.........................................................	1,060,537
314,550	Arena, REIT (Australia)................................................	536,600	2,705	Japan Hotel REIT Investment Corp. (Japan)..............	1,968,874
253,402	Aroundtown SA (Luxembourg)....................................	2,253,665	27,150	Pebblebrook Hotel Trust, REIT...................................	987,446
236,557	Atrium European Real Estate, Ltd. (Jersey)................	1,049,179	42,331	Sunstone Hotel Investors, Inc., REIT..........................	692,535
538,100	Capitaland Retail China Trust, REIT (Singapore)......	570,751			12,675,821
61,255	Castellum AB (Sweden)................................................	1,096,572
93,051	Charter Hall Group, REIT (Australia)..........................	481,596		Mortgages – 0.0%
18,000	Coresite Realty Corp., REIT.........................................	2,000,520	45,626	CYS Investments, Inc., REIT......................................	300,869
2,107,880	Cromwell Property Group, REIT (Australia)..............	1,630,342
42,321	Crown Castle International Corp., REIT......................	4,711,597		Office Properties – 1.1%
61,699	Deutsche Wohnen SE (Germany).................................	2,959,982	59,391	Alexandria Real Estate Equities, Inc., REIT..............	7,470,794
175,410	Dexus, REIT (Australia)...............................................	1,338,959	40,075	Boston Properties, Inc., REIT......................................	4,932,832
27,250	Digital Realty Trust, Inc., REIT...................................	3,065,080	62,275	Brandywine Realty Trust, REIT................................	978,963
	Dream Industrial Real Estate Investment Trust		675,000	Champion REIT (Hong Kong)...................................	472,513
326,600	(Canada)...................................................................	2,556,363	235,341	City Office REIT, Inc.................................................	2,970,003
272,200	Echo Investment SA .....................................................	319,688	106	Daiwa Office Investment Corp., REIT (Japan)........	639,060
51,408	Entra ASA (Norway).....................................................	739,025	54,000	Douglas Emmett, Inc., REIT.....................................	2,036,880
49,950	EPR Properties, REIT....................................................	3,417,080	74,401	Hudson Pacific Properties, Inc., REIT......................	2,434,401
22,494	Equinix, Inc., REIT........................................................	9,737,428	57,450	Kilroy Realty Corp., REIT........................................	4,118,591
49,395	Fabege AB (Sweden).....................................................	684,396	3,303	MCUBS MidCity Investment Corp., REIT (Japan)	2,511,699
15,423	Fonciere Des Regions, REIT (France).........................	1,607,141			28,565,736

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2018 (Unaudited) (continued)

Shares		Value	Shares		Value
	Real Estate Operaation/Development – 0.4%			Diversified – 0.0%
245,000	CK Asset Holdings, Ltd. (Cayman Islands)...........	$ 1,838,670	6,525	PS Business Parks, Inc., REIT, Series U, 5.75%.	$ 161,168
365,723	Essential Properties Realty Trust, Inc.....................	5,189,609	4,100	Vornado Realty Trust, REIT, Series K, 5.70%....	99,056
291,300	Leopalace21 Corp. (Japan)......................................	1,622,891			260,224
549,300	PropNex Ltd..............................................................	220,998
		8,872,168		Health Care – 0.0%
			3,650	Senior Housing Properties Trust, REIT 6.25%....	94,681
	Regional Malls – 0.7%
43,275	Macerich Co., The, REIT.........................................	2,392,675		Hotels – 0.0%
57,856	Simon Property Group, Inc., REIT.........................	10,226,048	825	Hersha Hospitality Trust, REIT Series D, 6.50%	19,115
141,355	Tanger Factory Outlet Centers, Inc., REIT............	3,234,202	16,275	LaSalle Hotel Properties, REIT Series J, 6.30%.	396,459
45,590	Taubman Centers, Inc., REIT..................................	2,727,650		Sunstone Hotel Investors, Inc., REIT,
		18,580,575	7,625	Series F, 6.45%...............................................	192,036
	Residential – 0.2%				607,610
675,100	APAC Realty, Ltd. (Singapore)...............................	269,141
37,210	Sun Communities, Inc., REIT.................................	3,778,303		Office Properties – 0.2%
		4,047,444		Highwoods Properties, Inc., Series A, REIT,
	Shopping Centers – 0.6%		80	8.63%.................................................................	100,000
8,800	Federal Realty Investment Trust, REIT..................	1,112,936	111,456	SL Green Realty Corp., REIT, Series I, 6.50%...	2,790,858
493	Kenedix Retail REIT Corp. (Japan)........................	1,055,685	60,225	VEREIT, Inc., Series F, 6.70%.............................	1,496,591
167,800	Kimco Realty Corp., REIT......................................	2,808,972			4,387,449
169,500	Link REIT (Hong Kong)	1,668,292
423,041	Newriver REIT, PLC (United Kingdom)..............	1,422,598		Regional Malls – 0.3%
31,800	Regency Centers Corp., REIT.................................	2,056,506	63,250	Brookfield Property REIT Inc., Series A,, 6.38%.................................................................................	1,533,813
45,604	SITE Centers Corp., REIT.......................................	610,638		CBL & Associates Properties Inc., REIT,
1,399,136	Vicinity Centres, REIT (Australia).........................	2,649,783	12,812	Series D, 7.38%................................................	204,608
67,745	Weingarten Realty Investors, REIT	2,016,091		Pennsylvania Real Estate Investment Trust, REIT
		15,401,501	2,150	Series B, 7.38%................................................	50,546
			35,750	Series C, 7.20%................................................	811,882
	Storage – 0.5%			Taubman Centers Inc., REIT,
75,259	CubeSmart, REIT.....................................................	2,147,139	114,750	Series J, 6.50%..................................................	2,881,372
26,825	Life Storage, REIT...................................................	2,552,667	46,650	Series K, 6.25%................................................	1,172,314
31,600	Public Storage, REIT...............................................	6,371,508			6,654,535
		11,071,314
				Shopping Centers – 0.2%
	Warehouse / Industrial – 0.9%			Kimco Realty Corp., REIT,
387,100	AIMS AMP Capital Industrial, REIT, (Singapore)	396,430	6,900	Series J, 5.50%..................................................	164,013
248,320	Goodman Group, REIT (Australia).........................	1,859,604	14,150	Series K, 5.63%................................................	339,600
	Industrial & Infrastructure Fund		27,111	Saul Centers, Inc., REIT, Series C, 6.88%...........	679,131
564	Investment Corp., REIT (Japan).......................	568,865		SITE Centers Corp., REIT,
145,301	Industrial Logistics Properties Trust, REIT............	3,343,376	35,525	Series A, 6.38%.......................................................	867,520
	Macquarie Mexico Real Estate Management SA		62,650	Series J, 6.50%........................................................	1,529,286
1,026,040	de CV, REIT (Mexico)......................................	1,229,779	3,000	Series K, 6.25%.......................................................	70,200
	PLA Administradora Industrial S de RL de CV,			Urstadt Biddle Properties, Inc., REIT,
565,170	REIT (Mexico)...................................................	867,959	22,850	Series G, 6.75%................................................	578,448
168,942	Prologis, Inc., REIT..................................................	11,452,579	68,625	Series H, 6.25%................................................	1,662,784
	Safestore Holdings, PLC, REIT (United				5,890,982
165,305	Kingdom).........................................................	1,122,545
	WPT Industrial Real Estate Investment Trust			Storage – 0.1%
164,837	(Canada)..............................................................	2,161,013		National Storage Affiliates Trust, REIT,
		23,002,150	47,725	Series A, 6.00%.......................................................	1,185,012
	Total Common Stocks	260,998,521		Public Storage, REIT,
	(Cost $252,540,067)		52,425	Series V, 5.38%.......................................................	1,271,830
			9,125	Series X, 5.20%.......................................................	216,810
Preferred Stock – 1.0%			11,925	Series Y, 6.38%.......................................................	302,418
	Apartments/Single Family Residential – 0.2%				2,976,070
	American Homes 4 Rent, REIT
80,421	Series D, 6.50%.................................................	2,010,525		Warehouse / Industrial – 0.0%
55,475	Series E, 6.35%..................................................	1,357,473		Rexford Industrial Realty, Inc., REIT,
	Apartment Investment & Management Co., REIT,		2,400	Series A, 5.88%.......................................................	59,376
60,425	Series A, 6.88%...............................................	1,561,986	23,175	Series B, 5.88%.......................................................	574,045
	Mid-America Apartment Communities, Inc.,				633,421
1,975	REIT, Series I 8.50%......................................	130,350		Total Preferred Stock...............................................	26,565,306
		5,060,334		(Cost $27,314,115)

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2018 (Unaudited) (continued)

Par		Value	Par		Value
Corporate Debt – 1.1%				Shopping Centers – (continued)
	Apartments/Single Family Residential – 0.0%			Retail Opportunity Investments Partnership LP,
	Essex Portfolio LP, REIT,			REIT,
$ 259,000	3.38, 4/15/2026%............................................	$ 245,366	$ 16,000	5.00%, 12/15/2023............................................	$ 15,921
	UDR, Inc., REIT,			Retail Properties of America, Inc., REIT,
677,000	4.63% 1/10/2022..............................................	693,020	1,676,000	4.00%, 3/15/2025..............................................	1,562,620
		938,386		SITE Centers Corp., REIT,
	Diversified – 0.0%		267,000	4.63%, 7/15/2022..............................................	272,999
	Lexington Realty Trust, REIT,			Weingarten Realty Investors, REIT,
38,000	4.25% 6/15/2023.....................................................	37,303	384,000	3.50%, 4/15/2023..............................................	376,929
56,000	4.40% 6/15/2024.....................................................	54,903	45,000	4.45%, 1/15/2024..............................................	45,552
		92,206			2,534,739
				Storage – 0.0%
	Health Care – 0.3%			CubeSmart LP, REIT,
	HCP, Inc., REIT,		154,000	4.80% 7/15/2022.....................................................	158,346
465,000	4.00%, 12/1/2022...................................................	465,868	38,000	4.00% 11/15/2025...................................................	37,124
910,000	4.25%, 11/15/2023.................................................	912,245			195,470
88,000	3.88%, 8/15/2024...................................................	86,044		Total Corporate Debt..............................................	27,088,878
151,000	3.40%, 2/1/2025.....................................................	143,144		(Cost $27,723,494)
	Senior Housing Properties Trust, REIT,
3,104,000	6.75%, 4/15/2020...................................................	3,192,462	Commercial Mortgage Backed Securities – 3.1%
330,000	6.75%, 12/15/2021.................................................	351,253		Banc of America Commercial Mortgage Trust,
	Ventas Realty LP, REIT,		2,375,000	3.25%, 2/1/2050 Ser 2017-BNK3, Class D.......	1,987,096
1,136,000	3.50%, 2/1/2025.....................................................	1,084,613		BANK,...........................................................................
	Welltower, Inc., REIT,		8,575,000	1.42%, 11/15/2054 Ser 2017-BNK9, Class XD	907,030
378,000	5.25%, 1/15/2022...................................................	394,182	2,000,000	2.80%, 11/15/2054 Ser 2017-BNK9, Class D...	1,580,911
427,000	3.95%, 9/1/2023.....................................................	426,706	5,000,000	3.37%, 11/15/2054 Ser 2017-BNK9, Class E...	3,222,808
		7,056,517	3,000,000	4.26%, 6/15/2060 Ser 2017-BNK5, Class E.....	2,013,311
				BENCHMARK Mortgage Trust,..................................
	Office Properties – 0.6%		12,667,000	1.12%, 1/15/2051 Ser 2018-B1, Class XE........	1,135,133
	Alexandria Real Estate Equities, Inc., REIT,		5,000,000	3.00%, 1/15/2051 Ser 2018-B1, Class E...........	3,169,741
739,000	3.90%, 6/15/2023.....................................................	741,786	3,500,000	3.67%, 1/15/2051 Ser 2018-B1, Class A5.........	3,478,287
	Corporate Office Properties LP, REIT,		3,000,000	3.88%, 2/15/2051 Ser 2018-B2, Class A5.........	3,029,077
3,928,000	3.60%, 5/15/2023.....................................................	3,797,063	3,680,000	1.50%, 4/10/2051 Ser 2018-B3, Class XD........	408,365
1,079,000	5.25%, 2/15/2024.....................................................	1,111,313	2,000,000	3.06%, 4/10/2051 Ser 2018-B3, Class D...........	1,722,608
	Government Properties Income Trust, REIT,			CGMS Commercial Mortgage Trust,...........................
3,778,000	4.00%, 7/15/2022.....................................................	3,734,853	2,000,000	3.00%, 8/15/2050 Ser 2017-B1, Class D...........	1,575,346
458,000	Highwoods Realty LP, REIT, 3.63%, 1/15/2023........	448,472		Citigroup Commercial Mortgage Trust,......................
	Kilroy Realty LP, REIT,		2,500,000	3.23%, 9/15/2048 Ser 2015-P1, Class D...........	2,166,029
38,000	4.38%, 10/1/2025.....................................................	37,899	3,000,000	4.32%, 10/10/2049 Ser 2016-P5, Class E..........	2,192,891
	National Retail Properties, Inc., REIT,		49,883,876	0.77%, 3/10/2051 Ser 2018-B2, Class XA........	2,714,586
517,000	3.20%, 4/15/2023.....................................................	504,027		Comm Mortgage Trust,.................................................
284,000	4.00%, 11/15/2025...................................................	279,414	2,932,500	5.19%, 3/10/2047 Ser 2014-UBS2, Class D.....	2,617,017
	Piedmont Operating Partnership LP, REIT,		2,600,000	4.96%, 5/10/2047 Ser 2014-CR17, Class D......	2,464,817
761,000	3.40%, 6/1/2023.......................................................	730,191	1,500,000	3.50%, 9/10/2047 Ser 2014-UBS5, Class D.....	1,225,758
	Qualitytech LP / QTS Finance Corp.,		3,620,000	4.26%, 2/10/2048 Ser 2015-LC19, Class E.......	3,024,928
248,000	4.75%, 11/15/2025...................................................	237,507	2,000,000	3.65%, 10/10/2048 Ser 2015-LC23, Class D....	1,865,709
2,433,000	Select Income, REIT, 4.15%, 2/1/2022.......................	2,408,984	5,000,000	4.23%, 5/10/2051 Ser 2018-COR3, Class A3...	5,153,916
	SL Green Operating Partnership LP, REIT,			CSAIL Commercial Mortgage Trust,..........................
915,000	3.25%, 10/15/2022...................................................	887,362	5,000,000	4.22%, 8/15/2051 Ser 2018-CX12, Class A4....	5,156,034
	SL Green Realty Corp., REIT,			GS Mortgage Securities Trust,
320,000	4.50%, 12/1/2022.....................................................	323,560	2,000,000	4.76%, 8/10/2046 Ser 2013-GC14, Class F......	1,656,724
		15,242,431	3,500,000	4.96%, 4/10/2047 Ser 2014-GC20, Class D......	2,936,978
			1,750,000	3.58%, 6/10/2047 Ser 2014-GC22, Class E......	1,192,177
	Regional Malls – 0.1%			JP Morgan Chase Commercial Mortgage
	CBL & Associates LP, REIT			Securities Trust,
369,000	5.25%, 12/1/2023................................................	314,462	1,433,000	3.74%, 12/15/2046 Ser 2013-C16, Class E.......	1,203,457
881,000	4.60%, 10/15/2024..............................................	714,667		JPMBB Commercial Mortgage Securities Trust,
		1,029,129	1,425,000	4.66%, 4/15/2047 Ser 2014-C19, Class D.........	1,280,631
	Shopping Centers – 0.1%			Morgan Stanley Bank of America Merrill Lynch Trust,
	Kimco Realty Corp., REIT,		2,153,000	4.13%, 5/15/2046 Ser 2013-C9, Class D...........	2,021,434
212,000	3.13%, 6/1/2023................................................	204,190	1,250,000	4.75%, 6/15/2047 Ser 2014-C16, Class D........	1,127,502
	Regency Centers Corp., REIT,		3,576,000	4.41%, 10/15/2048 Ser 2015-C26, Class E......	2,601,981
57,000	3.75%, 11/15/2022............................................	56,528	4,012,000	3.30%, 11/15/2052 Ser 2017-C34, Class E......	2,461,912

See accompanying notes to financial statements

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC Portfolio of Investments – September 30, 2018 (Unaudited) (continued)
Par		Value		% of Net
	SG Commercial Mortgage Securities Trust,		Industry	Assets
13,716,657	2.00%, 10/10/2048 Ser 2016-C5, Class XA......	1,431,399	Diversified................................................................	81.4%
	UBS-Barclays Commercial Mortgage Trust,		Commercial Mortgage Backed Securities..............	3.1%
24,328,374	1.79%, 12/10/2045 Ser 2012-C4, Class XA......	1,285,842	Short-Term Investments..........................................	2.4%
2,000,000	5.20%, 8/10/2049 Ser 2012-C3, Class D...........	1,938,969	Office Properties......................................................	1.9%
	Wells Fargo Commercial Mortgage Trust,		Apartments/Single Family Residential...................	1.7%
2,125,000	4.61%, 11/15/2048 Series 2015-C31, Class E..	1,551,306	Regional Malls.........................................................	1.1%
	WFRBS Commercial Mortgage Trust,		Shopping Centers.....................................................	0.9%
2,650,000	3.99%, 5/15/2047 Series 2014-C20, Class D....	2,175,661	Warehouse/Industrial	0.9%
		77,677,371	Health Care...............................................................	0.9%
	Total Commercial Mortgage Backed Securities	77,677,371	Storage......................................................................	0.6%
	(Cost $75,774,360)		Hotels........................................................................	0.5%
			Real Estate Operation/Development.......................	0.4%
Shares			Residential................................................................	0.2%
Short-Term Investment – 2.4%			Mortgages.................................................................	0.0%
	Morgan Stanley Institutional Liquidity Fund-		Other Assets Net of Liabilities................................	4.0%
61,990,399	Treasury Securities Portfolio..............................	61,990,399	Total..........................................................................	100.0%
	(Cost $61,990,399)

	Total Investments – 96.0%....................................	2,416,090,828
	(Cost $2,280,775,532)

	Other Assets Net of Liabilities – 4.0% ..........	99,903,767
	Net Assets – 100.0%...............................................	$ 2,515,994,595

*	Non-Tradable Securities
**	Partnership is not designated in units. The Fund owns approx. 5.7%
***	Non-income producing security

	Portfolio Abbreviations:
	LP – Limited Partnership
	PLC – Public Limited Company
	REIT – Real Estate Investment Trust

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Assets and Liabilities

September 30, 2018 (Unaudited)

ASSETS:
Investments:
..... Investment in securities at cost................................................................................................................	$ 2,280,775,532
..... Net unrealized appreciation.....................................................................................................................	135,315,296
..... Total investment in securities, at fair value..............................................................................................	2,416,090,828
Cash............................................................................................................................................................	74,872,848
Foreign Currency (cost $678,910).................................................................................................................	679,929
Receivables for:
Investments sold.......................................................................................................................................	6,219,732
Dividends and interest..............................................................................................................................	21,558,486
Fund shares sold.......................................................................................................................................	7,448,645
Reclaims..................................................................................................................................................	172,282
Total receivables..........................................................................................................................................	35,399,145
Prepaid expenses	227,447
Total Assets............................................................................................................................................	2,527,270,197

LIABILITIES:
Payables for:
Investments purchased..............................................................................................................................	4,020,322
Dividends................................................................................................................................................	874
Adviser fees, net ......................................................................................................................................	6,750,481
Administrative fees..................................................................................................................................	190,801
Audit and tax fees....................................................................................................................................	32,352
Custodian fees..........................................................................................................................................	70,809
Directors’ fees..........................................................................................................................................	166
Legal fees................................................................................................................................................	13,014
Registration fees.......................................................................................................................................	10,878
Printing fees.............................................................................................................................................	2,323
Transfer agent fees	143,379
Accrued expenses and other liabilities.......................................................................................................	40,203
Total Liabilities......................................................................................................................................	11,275,602
Commitments and Contingent Liabilities (Note 7)
NET ASSETS.............................................................................................................................................	$ 2,515,994,595

NET ASSETS consist of:
Paid-in capital..............................................................................................................................................	$ 2,371,002,765
Distributions in excess of net investment income..........................................................................................	(19,867,096)
Accumulated net realized gain on investments and foreign currency..............................................................	29,555,144
Net unrealized appreciation on investments and foreign currency..................................................................	135,303,782

TOTAL NET ASSETS...............................................................................................................................	$ 2,515,994,595

Class I-Shares
Net Assets................................................................................................................................................	$ 2,515,994,595
Shares of beneficial interest outstanding (unlimited authorization).............................................................	89,732,486

Net asset value price per share (Net Assets/Shares Outstanding) ............................................................	$ 28.04

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Operations

For the Six Months Ended September 30, 2018 (Unaudited)

Investment Income:
Dividends income....................................................................................................................................	$ 45,709,945
Interest income.........................................................................................................................................	2,721,558
Less: foreign taxes withheld.....................................................................................................................	(228,853)
Total Investment Income...........................................................................................................................	48,202,650

Expenses:
Adviser fees (Note 3)...............................................................................................................................	12,357,217
Administrative fees..................................................................................................................................	368,280
Director's fees (Note 3).............................................................................................................................	61,165
Transfer agent fees, Class I-Shares............................................................................................................	152,810
Custodian fees..........................................................................................................................................	105,930
Registration fees.......................................................................................................................................	42,116
Audit and tax fees....................................................................................................................................	22,940
Legal fees................................................................................................................................................	89,428
Printing....................................................................................................................................................	136,522
Insurance fees..........................................................................................................................................	23,287
Other expenses.........................................................................................................................................	304,126
Total Expenses....................................................................................................................................	13,662,821

Net Investment Income..............................................................................................................................	34,539,829

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments...............................................................................................................	5,059,943
Net realized loss on foreign currency transactions.....................................................................................	(187,995)
Net change in unrealized appreciation on investment securities and foreign currency..................................	39,756,520
Net Realized and Unrealized Gain on Investments....................................................................................	44,628,468

Net Increase in Net Assets Resulting from Operations..............................................................................	$ 79,168,297

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2018	Year Ended
Increase in Net Assets:	(Unaudited)	March 31, 2018
From Operations:
Net investment income........................................................................................................................................	$ 34,539,829	$ 44,271,049
Net realized gain on investment securities and foreign currency................................................................	4,871,948	7,261,985
Net change in unrealized appreciation on investments and foreign currency...........................................	39,756,520	40,439,537
Net Increase in Net Assets Resulting from Operations................................................................................	79,168,297	91,972,571

Distributions to Shareholders from:
Net investment income, Class F-Shares...........................................................................................................	– .	(592,521)
Net investment income, Class I-Shares............................................................................................................	(50,748,815)	(38,141,516)
Return of Capital, Class F-Shares.....................................................................................................................	– .	(474,259)
Return of Capital, Class I-Shares......................................................................................................................	– .	(41,104,470)
Total Distributions.................................................................................................................................................	(50,748,815)	(80,312,766)

Capital Share Transactions:
Class F-Shares:
Shares issued.........................................................................................................................................................	– .	8,974,308
Reinvested dividends...........................................................................................................................................	– .	215,641
Share conversions	– .	(22,411,469)
Shares redeemed..................................................................................................................................................	– .	(8,173,746)
Total Class F-Shares	– .	(21,395,266)

Class I-Shares:
Shares issued.........................................................................................................................................................	385,454,206	862,604,320
Reinvested dividends...........................................................................................................................................	12,782,642	15,925,405
Share conversions................................................................................................................................................	– .	22,411,469
Shares redeemed..................................................................................................................................................	(95,149,554)	(118,236,764)
Total Class I-Shares	303,087,294	782,704,430

Net Increase in Net Assets Resulting from Capital Share Transactions	303,087,294	761,309,164
Total Increase in Net Assets	331,506,776	772,968,969

Net Assets:
Beginning of Period.............................................................................................................................................	$ 2,184,487,819	$ 1,411,518,850
End of Period........................................................................................................................................................	$ 2,515,994,595	$ 2,184,487,819
Distributions in excess of net investment income..........................................................................................	$ (19,867,096)	$ (36,306,197)

Share Transactions:
Class F-Shares:
Shares sold............................................................................................................................................................	– .	326,235
Shares issued in reinvestment of dividends.....................................................................................................	– .	7,875
Share conversions................................................................................................................................................	– .	(814,205)
Shares redeemed..................................................................................................................................................	– .	(298,154)
Net Increase in Class F-Shares	– .	(778,249)

Class I-Shares:
Shares sold............................................................................................................................................................	13,858,074	31,265,984
Shares issued in reinvestment of dividends.....................................................................................................	462,665	580,343
Share conversions................................................................................................................................................	– .	812,325
Shares redeemed..................................................................................................................................................	(3,446,171)	(4,305,862)
Net Increase in Class I-Shares	10,874,568	28,352,790
Net Increase in Shares of Beneficial Interest Outstanding.........................................................................	10,874,568	27,574,541

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2018 (Unaudited)

Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations...............................................................................	$ 79,168,297

Adjustments to Reconcile Net Increase in Net Assets Resulting
From Operations to Net Cash Used in Operating Activities:
Purchases of investment securities........................................................................................................	(364,329,803)
Proceeds from disposition of investment securities...............................................................................	164,466,200
Net proceeds from short-term investment securities..............................................................................	(5,022,686)
Change in net unrealized appreciation on securities..............................................................................	(39,756,520)
Net realized gain from investments sold...............................................................................................	(5,059,943)
Net realized loss from foreign currency transactions.............................................................................	187,995
Net amortization/(accretion) of premium/(discount)..............................................................................	160,889
Increase in dividends and interest receivable.........................................................................................	(6,153,469)
Increase in other assets........................................................................................................................	(61,441)
Increase in prepaid expenses................................................................................................................	(105,056)
Increase in Advisor fees payable, net....................................................................................................	1,316,117
Increase in administration fees payable.................................................................................................	25,356
Decrease in audit and tax fees payable..................................................................................................	(38,448)
Decrease in legal fees payable..............................................................................................................	(5,347)
Increase in custodian fees payable	19,463
Decrease in distribution fees payable....................................................................................................	(15,696)
Increase in directors' fees payable........................................................................................................	166
Increase in registration fees payable.....................................................................................................	8,005
Decrease in printing fees payable.........................................................................................................	(10,784)
Increase in transfer agent fees payable..................................................................................................	62,820
Decrease in accrued expenses and other liabilities.................................................................................	(154,377)
Net Cash Used in Operating Activities..............................................................................................	(175,298,262)
Effect of exchange rate changes on foreign currency.............................................................................	(204,593)

Cash Flows from Financing Activities:
Proceeds from shares sold......................................................................................................	383,800,447
Payment of shares redeemed..................................................................................................	(95,149,554)
Dividends paid (net of reinvestment of dividends)..................................................................	(37,965,299)
Net Cash Provided by Financing Activities	250,685,594
Net Increase in Cash	75,182,739

Cash and Foreign Currency:
Beginning of the period.........................................................................................................	370,038
End of the period...................................................................................................................	$ 75,552,777

Supplemental Disclosure of Cash Flow Information:
Reinvestment of dividends	$ 12,782,642

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights Class I-Shares

	Six Months
	Ended	Year	Year	Year	Year	Year
	September 30,	Ended	Ended	Ended	Ended	Ended
	2018	March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$ 27.70	$ 27.52	$ 27.30	$ 26.47	$ 25.47	$ 25.83
Income from investment operations...............................................
Net investment income (a)........................................................................................	0.41	0.65	0.67	0.65	0.64	0.67
Net realized and unrealized gain...............................................	0.55	0.79	0.85	1.46	1.62	0.22
Total from investment operations...............................................	0.96	1.44	1.52	2.11	2.26	0.89

Distribution from Net Investment Income.....................................	(0.62)	(0.61)	(0.75)	(0.39)	(0.95)	(0.73)
Return of Capital.............................................................................	– .	(0.65)	(0.55)	(0.89)	(0.31)	(0.52)
Net Asset Value, End of Period	$ 28.04	$ 27.70	$ 27.52	$ 27.30	$ 26.47	$ 25.47

Total Return Based on Net Asset Value	3.57%(b)	5.32%	5.79%	8.58%	8.74%	3.56%

Ratios and Supplemental Data:
Net Assets at end of period (000’s)................................................	$ 2,515,995	$ 2,184,488	$ 1,390,152	$ 688,906	$ 156,577	$ 47,512
Ratios of gross expenses to average net assets..............................	1.17%(c)	1.24%	1.27%	1.35%	1.89%	3.30%
Ratios of net expenses to average net assets..................................	1.17%(c)	1.24%	1.27%	1.34%	1.46%	1.30%
Ratios of net investment income to average net assets	2.96%(c)	2.37%	2.45%	2.44%	2.50%	2.68%
Portfolio turnover rate.....................................................................	7.53%(b)	13,03%	24.97%	20.93%	39.83%	62.38%

(a)      Per Share amounts are calculated based on average outstanding shares.

(b)     Not annualized.

(c)      Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2018 (Unaudited)

NOTE 1. ORGANIZATION

Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, continuously offered, closed-end management investment company that provides liquidity through a quarterly repurchase policy. The Fund’s investment objectives are to seek consistent current income, capital preservation and long-term capital appreciation. The Fund attempts to achieve these objectives by allocating its capital among a select group of institutional asset managers (the “Investment Managers”) with expertise in managing portfolios of real estate and real estate-related investments. The Fund was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on December 9, 2011, (the “Effective Date”) and accordingly, the Fund commenced its investment operations. The Fund was originally authorized to issue an unlimited number of shares of beneficial interest without par value up to a total of $750,000,000.  On February 2, 2016, the Fund registered additional shares allowing it to issue an unlimited number of shares of beneficial interest without par value up to a total of $2 Billion. On April 18, 2017, the Fund registered additional shares allowing it to issue an unlimited number of shares of beneficial interest without par value to a total of $4 Billion.

The Fund is currently registered to offer I-Share Class (“the I-Shares”). Effective January 26, 2018, F-Shares were eliminated and are no longer offered.  Any remaining F-Shares were converted to I-Shares.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price.  Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2018 (Unaudited) (continued)

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1  –      unadjusted quoted prices in active markets for identical securities

• Level 2  –      prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3  –      significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the six months ended September 30, 2018, there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	09/30/2018	Price	Inputs	Inputs

Common Stocks *...........................................	$ 260,998,521	$ 260,998,521	$ – .	$ – .
Preferred Stocks *...........................................	26,565,306	26,565,306	– .	– .
Corporate Debt *.............................................	27,088,878	– .	27,088,878	– .
Commercial Mortgage Backed Securities*.......	77,677,371	– .	76,542,238	1,135,133
Short-Term Investments*................................	61,990,399	61,990,399	– .	– .
Subtotal..........................................................	$ 454,320,475	$ 349,554,226	$ 103,631,116	$ 1,135,133
Private Investment Funds*..............................	$ 1,961,770,353
Total...............................................................	$ 2,416,090,828

* See Schedule of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the six months ended September 30, 2018.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Balance as of 03/31/2018................................	$ —
Net purchases.................................................	1,173,677
Accretion and amortization	(6,763)
Change in unrealized gain (loss)	(31,781)
Balance as of 09/30/2018................................	$ 1,135,133

For the period ended September 30, 2018 the total change in unrealized gain on Level 3 securities still held at the end of the period was $(31,781).

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.  Securities are accounted for on a trade date basis. The cost of securities sold is determined and gain (losses) are based upon the specific identification method.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2018 (Unaudited) (continued)

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time).  Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).  Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds, together with any dividends or interest income earned from such investments. A portion of any dividend may be a return of capital or from other capital sources.

Allocation - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the six months ended September 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by the U.S. federal tax authorities for the fiscal years before 2012. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Regulated Investment Company Modernization Act of 2010 (“Modernization Act”) was signed into law on December 22, 2010. Under the Modernization Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 indefinitely. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal year-end based on the tax treatment; temporary differences do not require such reclassification.

For the year ended March 31, 2018, tax character of the distribution paid by the Fund was approximately $24,121,000 of ordinary income dividends, approximately $14,612,000 of long-term capital gains and approximately $41,579,000 of return of capital. For the year ended March 31, 2017, tax character of the distribution paid by the Fund were approximately $18,998,000 of ordinary income dividends, approximately $7,302,000 of long-term capital gains and approximately $19,115,000 of return of capital. Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of March 31, 2018, the Fund had no capital loss carryovers available to offset possible future capital gains.

Under federal tax law, capital and qualified ordinary losses realized after October 31 and December 31, respectively, may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended March 31, 2018, the Fund elected to defer approximately $3,554,000 in qualified late year losses.

As of September 30, 2018, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $141,434,000, ($6,119,000) and $135,315,000, respectively. The aggregate cost of securities for federal income tax purposes at September 30, 2018, was approximately $2,280,776,000.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2018 (Unaudited) (continued)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC (the “Adviser”) serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 0.95% of the Fund's NAV, which accrues daily based on the average daily net assets of the Fund and is paid quarterly. The Fund accrued fees to the Adviser of approximately $11,094,000 for the six months ended September 30, 2018.

The Adviser engaged Callan Associates Inc. (the “Sub-Adviser”) to act as the Fund's investment Sub-Adviser for the selection of Investment Managers.  The Sub-Adviser fee is paid by the Adviser. The Adviser, with the assistance of the Sub-Adviser, allocates the Fund's assets and, thereafter, evaluates regularly each Investment Manager to determine whether its investment program is consistent with the Fund's investment objective and whether its investment performance is satisfactory. The Adviser may, at its discretion, reallocate the Fund's assets among the Investment Managers.

The Adviser and Sub-Adviser have retained the services of the following Investment Managers for the Fund: Security Capital Research & Management, Inc. and Principal Real Estate Investors, LLC.  The Investment Managers will either (i) manage investment funds that invest in real estate-related debt, consisting of mezzanine and first mortgage debt, and directly in real estate through entities that qualify as real estate investment trusts for federal income tax purposes (“REITs”) or investment vehicles treated similarly as private REITs for tax purposes (collectively, the “Investment Funds”) as described further below (see “Taxes”), or (ii) sub-advise a specified portion of the Fund's assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs, commercial mortgage-backed securities, commercial real estate collateralized debt obligations, and senior unsecured debt of REITs (referred to hereafter as the “Real Estate Securities” and together with the Investment Funds as “Real Estate-Related Investments”). Fees paid to investment managers are based on the average net assets of the fund at an annual rate between 0.05% and 0.08%. The Fund accrued fees to the Investment Managers of approximately $1,263,000 for the six months ended September 30, 2018.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time.  Each of the Independent Directors is a member of the Audit Committee and/or Nominating Committee.  The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation.

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2018, the purchases and sales of investment securities, excluding short-term investments and U.S. Government securities were approximately $364,454,000 and $169,058,000, respectively.

NOTE 5. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Payment Deadline and settlement occurs 3 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Repurchase tenders made during the six months ended September 30, 2018 cumulatively were approximately $95,150,000.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”).  Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require you to submit your tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds, net of any repurchase fee, will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2018 (Unaudited) (continued)

If Share repurchase requests exceed the number of Shares in the Fund's Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2.0% of the Fund's outstanding Shares. As a result, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

A shareholder who tenders some, but not all, of such shareholder's Shares for repurchase as of a Repurchase Pricing Date will be required to maintain a minimum aggregate NAV of shares equal to $2,000. The Fund reserves the right to reduce the amount to be repurchased from a shareholder as of a Repurchase Pricing Date so that the required minimum aggregate NAV of shares is maintained. Upon request by a shareholder, the Board may permit a shareholder to cancel a shareholder's tender of Shares, if such cancellation is determined by the Board to be in the best interest of the Fund.

A shareholder who tendered for repurchase such shareholder's Shares during the first year following such shareholder's initial capital contribution was subject to a fee of 2.00% of the value of the F-Shares repurchased by the Fund, payable to the Fund (an “Early Withdrawal Charge”).

NOTE 6.  LINE OF CREDIT

Effective April 5, 2018, the Fund's line of credit with ZB, N.A. dba Vectra Bank Colorado (“Vectra”) expired and the Fund opened a new secured $130,000,000 line of credit with a $20,000,000 accordion feature for the purpose of liquidity subject to the limitations of the 1940 Act for borrowings (the “LOC”). Borrowings, if any, under the Vectra arrangement bear interest at the one month LIBOR/Swap Rate plus 150 basis points at the time of borrowing. In addition, the Fund incurs a Non-Utilization Fee equal to 38 basis points on the portion of the LOC not being used. The Fund incurred loan fees equal to approximately $244,000 during the six months ended September 30, 2018. As collateral for the lines of credit, the Fund would grant Vectra a first position security interest in and lien on securities held by the Fund in the collateral account. As of September 30, 2018 the Fund had not utilized this line of credit.

NOTE 7. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders.  None of these securities have suspended redemptions. This and other important information are described in the Fund's Prospectus dated October 18, 2018.

As of September 30, 2018, the Fund invested in the following restricted securities:

					Unfunded
	Acquisition		Cost	Value	Commitments	% of Net	Redemption
	Date (b)	Shares	($1,000s)	($1,000s)	($1,000s)	Assets	Notice (c)
AEW Core Property Trust (U.S.), Inc.,
Class A Shares	7/2/2013	132,272	$ 124,788	$ 134,018	$ —	5.3%	45 Days
Class B Shares	7/2/2013	47,116	44,462	47,751	—	1.9%	45 Days
AEW Value Investors U.S. LP	8/17/2017	24,886,932	25,000	25,516	25,000	1.0%	(e)
Barings Core Property Funds LP	9/30/2013	562,619	66,625	73,371	—	2.9%	30 Days
Barings European Core Property Funds LP	6/13/2017	53,911	60,516	62,361	10,000	2.5%	60 Days
CBRE U.S. Core Partners REIT Operating LP	3/29/2018	54,131,987	75,000	76,218	—	3.0%	60 Days
Clarion Lion Properties Fund LLC	7/1/2013	158,501	211,180	235,731	—	9.4%	90 Days
Harrison Street Core Property Fund	8/13/2014	83,289	108,000	113,263	—	4.5%	45 Days
Heitman America Real Estate LP	4/1/2017	137,018	156,216	170,011	43,784	6.7%	90 Days
Heitman Core Real Estate Debt Income Trust LP	12/2/2014	73,087	74,580	74,928	18,778	3.0%	90 Days
Invesco Core Real Estate USA	12/31/2013	545	89,500	100,542	—	4.0%	45 Days
Invesco Real Estate Asia Fund (Cayman)
Unit Trust - Class A Units (d)	9/30/2014	692,593	85,000	87,177	12,500	3.5%	45 Days
LaSalle Property Fund LP,
Class A Shares	8/31/2015	87,759	134,274	142,971	7,336	5.7%	45 Days
Class B Shares	8/31/2015	33,914	51,889	55,250	—	2.2%	45 Days
Mesa Core Lending Fund LP,
Class A Shares	7/15/2015	51,445	54,169	54,455	19,876	2.2%	Quarterly
Met Life Commercial Mortgage
Income Fund (d)	10/1/2015	34,445	35,000	35,235	14,412	1.4%	90 Days
RREEF America REIT II, LP	9/30/2013	1,689,013	189,320	208,813	2,500	8.3%	45 Days
Trumbull Property Fund, LP	9/30/2013	6,507	69,414	72,628	—	2.9%	60 Days
Trumbull Property Income Fund, LP	4/1/2016	8,194	97,500	101,635	—	4.0%	60 Days
US Government Building, LP	5/1/2014	(d)	83,000	89,896	10,000	3.6%	60 Days
Total			$ 1,835,433	$ 1,961,770	$ 164,186	78.0%

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2018 (Unaudited) (continued)

 (a)  The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas primarily within the continental United States. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)   Represents initial acquisition date as shares are purchased at various dates through the current period.

(c)    The investment funds provide for a quarterly redemption subject to the notice period listed.

(d)   Partnership is not designated in units. The Fund owns approximately 5.7% at September 30, 2018.

(e)   Shares are subject to an initial lookup period endings December 31, 2020.

NOTE 8. REGULATORY UPDATES

In August 2018, the FASB issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which is effective for periods starting after December 15, 2019. The primary focus of the update is to improve the effectiveness of ASC 820's disclosure in the notes to financial statements. Management is currently evaluating the impact, if any, of applying ASU 2018-13.

Effective November 15, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendment requires collapsing the components of distributable.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there are no subsequent events to report.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Additional Information (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period.  Copies of the Fund’s Forms N-Q will be available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov.  You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C.  For more information about the operation of the Public Reference Room, please call the SEC at 800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund's Dividend Reinvestment Policy.  A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification. Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Versus Capital Advisors LLC Advisory Agreement

At a meeting held on May 24th, 2018 (the “May Meeting”), the Board of Directors (the “Board”) of the Fund, including a majority of the Directors who are not “interested persons” (the “Independent Directors”), as such term is defined by the 1940 Act, approved the renewal of the Advisory Agreement. Matters considered by the Directors in connection with the Board’s renewal of the Advisory Agreement included the following:

Nature and Quality of the Adviser’s Services to Fund Shareholders: The Board reviewed the response to the Request For Information (“RFI”) and other materials provided by the Advisor relating to the Advisory Agreement. With respect to the nature, extent and quality of services provided, the Directors reviewed a description of the investment decision making process for the Fund, a description of the services provided by the Advisor, an overview of the experience of professional personnel performing services for the Fund, the performance of the Fund, and the Advisor’s Form ADV.

Based on the Board’s work through its Investment Committee the Board noted the consistency of the process used by the Adviser and the detailed information and transparency provided to the Board.  The Board discussed the staffing necessary and the expertise needed to execute the investment process and noted the addition of the Deputy CIO since the agreement was last approved and the lack of turnover in the Advisor’s staff since the inception of the Fund. The Board also considered the depth and scope of the investment services provided by the Advisor to the Fund, including with respect to the monitoring and oversight of Investment Managers including sub-advisers and Investment Funds.  With respect to compliance, the Board was presented with the findings of a Mock Audit performed by an Independent Third Party as well as compliance monitoring reports from the Fund’s third party Administrator evaluating compliance with prospectus guidelines as well as Regulated Investment Company guidelines.

The Board reviewed the Fund’s performance relative to various benchmarks including the outperformance of a custom private and public benchmark of 70% allocation to the NFI-ODCE Equal Weight Net and a 30% allocation to the FTSE EPRA/NAREIT Developed REIT Index over the trailing two year period and performance in-line with a peer group provided by the Fund’s Sub-Adviser Callan LLC.  A discussion of the Fund’s performance since reaching its target mix between public and private real estate investments in January 2014 was provided highlighting the Fund’s 7.4% return with a standard deviation of 1.8%.  This led to a discussion of risk-adjusted performance and the volatility and correlation of the Fund to broad equity and fixed income markets. Based on the information provided, the Board concluded that the Advisor was meeting the Fund’s investment objectives and had delivered an acceptable level of investment returns to shareholders.

A Comparison of Fees with Those Paid by Similar Investment Companies: The Directors considered a comparison of the Fund’s advisory fee and overall expenses to a Peer Group of closed end interval funds which invest in Real Estate from the Morningstar Direct Database.  A discussion of the Fund’s 95 bps Advisory fee occurred noting the Adviser pays Callan LLC out of this fee. The Board considered that the Fund’s advisory fee of 0.95% was below the mean in the Peer Group.

The Board also considered the net expense ratio of the Fund, noting that the Fund’s net Expense Ratio was more than 100 bps lower than the Peer Group. The Board considered the nature and quality of services provided by the adviser, and in light of these factors, the Board concluded that the advisory fee was reasonable and appropriate.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Additional Information (Unaudited) (continued)

The Adviser’s Compensation and Profitability: The Board also considered the profitability of the Adviser and whether such profits were reasonable in light of the services provided to the Fund. The Board reviewed the Adviser’s Audited Financials a of 12/31/2017. The Board considered that the Fund was a specialized product that required appropriate expertise. The Directors agreed that given the unique nature of the Fund’s strategy, that the Advisor’s net profits both in terms of dollar amount and as a percentage of the advisory fee was not unreasonable.

Indirect Benefits of Providing Advisory Services: The Board was informed that the Adviser does not receive any indirect benefits from the Fund including no revenue sharing or “soft dollar” arrangements.

The Extent to which Economies of Scale are Shared with Shareholders: The Board considered the current and projected asset levels, and economies realized in the Fund’s total expenses and agreed that the lack of management fee breakpoints was appropriate at this time. The Board discussed the Advisor’s projections for reaching economies of scale at higher asset levels and agreed to revisit whether economies of scale had been realized in the future once sufficient Fund size was achieved.

Conclusion. The Directors, including the majority Independent Directors, having requested and received such information from the Advisor as they believed reasonably necessary to evaluate the terms of the Advisory Agreement, determined that continuation of the Advisory Agreement for an additional one-year term is in the best interests of the Fund and its shareholders. In considering the Advisory Agreement, the Directors did not identify any one factor as all important, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to different factors.

Sub-Advisory Agreement Callan LLC

At a meeting held on May 24th, 2018 (the “May Meeting”), the Board of Directors (the “Board”) of the Fund, including a majority of the Directors who are not “interested persons” (the “Independent Directors”), as such term is defined by the 1940 Act, approved the renewal of the Sub-Advisory Agreement with Callan LLC (“Callan”). Matters considered by the Directors in connection with the Board’s renewal of the Sub-Advisory Agreement included the following:

Nature and Quality of the Sub-Adviser’s Services to Fund Shareholders: The Board reviewed the response to the Request For Information (“RFI”) and other materials provided by the Sub-Adviser relating to the Sub-Advisory Agreement including the firm’s ADV. With respect to the nature, extent and quality of services provided, the Directors noted that Callan provides a broad range of services for the Fund including due diligence of new opportunities, in depth monitoring of existing relationships within the Fund, performance measurement reporting services, as well as providing a research and a broad industry perspective.

The Board considered that Callan’s services were primarily consultative in nature and Callan did not maintain responsibility with respect to the Fund’s adherence to its investment objective or operations. The Board considered the depth of research performed by Callan. The Board considered the Callan Real Assets Team experience and the depth of the team. The Board also considered the quality of communication between the Advisor and Callan, noting that the Advisor frequently meets with Callan in person and via phone calls.  Based on the Board’s work through its Investment Committee the Board noted the consistency of the process used by the Sub-Adviser and the detailed information and transparency provided to the Board including monitoring reports and investment recommendations from Callan.

The Board concluded Callan maintained sufficient quality and depth of personnel, significant resources, detailed investment process and compliance policies and procedures essential to continue performing its duties under the Sub-Advisory Agreement.  Additionally, overall quality and extent of the services provided by Callan to the Advisor and the Fund were satisfactory and reliable.

A Comparison of Fees with Those Paid by Similar Investment Companies: The Directors were informed that the Sub-Advisory fee was inline relative to fees charged for comparable accounts at Callan as well as compared to other alternatives in the marketplace.  It was noted that the Callan sub-advisory fee comes out of the Adviser’s fee and that the Adviser’s fee was below the median of the closed-end interval fund Peer Group and the Fund’s overall Net Expense Ratio was more than 100 bps lower than the Peer Group.  The Board considered the nature and quality of services provided by Callan, and in light of these factors, the Board concluded that the sub-advisory fee was reasonable and appropriate.

The Sub-Adviser’s Compensation and Profitability: The Board also considered the profitability of the Sub-Adviser and whether such profits were reasonable in light of the services provided to the Fund. The Board reviewed the Sub-Adviser’s Audited Balance Sheet as of 12/31/2017. The Board considered that the large team of Callan employees providing service to the Adviser and the Fund and concluded that the profit realized by the Sub-Adviser in connection with its relationship with the Fund was not unreasonable.

Indirect Benefits of Providing Sub-Advisory Services: The Board was informed that the Sub-Adviser does not receive any indirect benefits from the Fund including no revenue sharing or “soft dollar” arrangements.

The Extent to which Economies of Scale are Shared with Shareholders: The Board considered the current and projected asset levels, and the fee breaks associated with the sub-advisory agreement. The Board considered that the Callan Sub-Advisory Agreement included breakpoints in its fee above certain asset levels and concluded that while such breakpoints appeared reasonable, economies of scale would be best evaluated at the Fund, rather than sub-advisory level.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Additional Information (Unaudited) (continued)

Conclusion. The Directors, having requested and received such information from the Sub-Adviser as they believed reasonably necessary to evaluate the terms of the Sub-Advisory Agreement with Callan, determined that continuation of the Sub-Advisory Agreement for an additional one-year term is in the best interests of the Fund and its shareholders. In considering the Callan Sub-Advisory Agreement, the Directors did not identify any one factor as all important, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to different factors.

Sub-Advisory Agreement Security Capital

At a meeting held on May 24th, 2018 (the “May Meeting”), the Board of Directors (the “Board”) of the Fund, including a majority of the Directors who are not “interested persons” (the “Independent Directors”), as such term is defined by the 1940 Act, approved the renewal of the Sub-Advisory Agreement with Security Capital Research & Management  (“Security Capital”). Matters considered by the Directors in connection with the Board’s renewal of the Sub-Advisory Agreement included the following:

Nature and Quality of the Sub-Adviser’s Services to Fund Shareholders: The Board reviewed the response to the Request For Information (“RFI”) and other materials provided by the Sub-Adviser relating to the Sub-Advisory Agreement including the firm’s ADV. With respect to the nature, extent and quality of services provided, the Directors noted the that Security Capital separate account strategy invests across the full capital structure of public real estate companies, including common equity (diversified by property sector), preferred, convertible and debt securities, and cash weighted to reflect their assessment of risks, opportunities and pricing of each tranche and each security, all in the context of individual client goals.

The Board considered the depth of research, the quality of the team that manages the account, the responsiveness and communication between the Adviser and Sub-Adviser, and the unique investment process performed by Security Capital. Performance and specifically risk-adjusted performance were highlighted to the Board showing that the account has delivered attractive risk-adjusted returns inline with the accounts objectives.

The Board concluded Security Capital maintained sufficient quality and depth of personnel, significant resources, detailed investment process and compliance policies and procedures essential to continue performing its duties under the Sub-Advisory Agreement.  Additionally, overall quality and extent of the services provided by Security Capital to the Adviser and the Fund were satisfactory and reliable.

A Comparison of Fees with Those Paid by Similar Investment Companies: The Directors were informed that the Sub-Advisory fee was inline relative to fees charged for comparable accounts at Security Capital as well as compared to other alternatives in the marketplace.  It was noted that the Security Capital Sub-Advisory fee is higher at low levels of assets but scales lower materially as assets scale.  It was presented that the weighted average fee paid by the Fund to Security Capital during the year was 65 bps. The Board considered the nature and quality of services provided by Security Capital as well as the unique nature of the multi-tranche real estate strategy, and in light of these factors, the Board concluded that the sub-advisory fee was reasonable and appropriate.

The Sub-Adviser’s Compensation and Profitability: The Board also considered the profitability of the Sub-Adviser and whether such profits were reasonable in light of the services provided to the Fund.  The Board considered the large team of Security Capital employees providing service to the Adviser and the Fund and the amount paid to the Sub-Adviser of $1,354,601 during the fiscal year ended March 31, 2018 and concluded that profitability was not unreasonable.

Indirect Benefits of Providing Advisory Services: The Board was informed that the Sub-Adviser does not receive any revenue sharing agreements with any of the related parties.  The Board was also informed that Security Capital does not enter into “soft dollar” arrangements but does receive research from brokers used in the trading process.   Based on this information, the Board concluded that the sub-advisory fee was reasonable taking into account any indirect benefits to the Sub-Adviser.

The Extent to which Economies of Scale are Shared with Shareholders: The Board considered the current and projected asset levels, and that the Security Capital Sub-Advisory Agreement included breakpoints in its fee above certain asset levels and concluded that while such breakpoints reasonable sharing of any economies of scale.

 Conclusion. The Directors, having requested and received such information from the Sub-Adviser as they believed reasonably necessary to evaluate the terms of the Sub-Advisory Agreement with Security Capital, determined that continuation of the Sub-Advisory Agreement for an additional one-year term is in the best interests of the Fund and its shareholders. In considering the Sub-Advisory Agreement, the Directors did not identify any one factor as all important, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to different factors.

Sub-Advisory Agreement PrinREI

At a meeting held on May 24th, 2018 (the “May Meeting”), the Board of Directors (the “Board”) of the Fund, including a majority of the Directors who are not “interested persons” (the “Independent Directors”), as such term is defined by the 1940 Act, approved the renewal of the Sub-Advisory Agreement with Principal Real Estate Investors (“PrinREI”). Matters considered by the Directors in connection with the Board’s renewal of the Sub-Advisory Agreement included the following:

Nature and Quality of the Sub-Adviser’s Services to Fund Shareholders: The Board reviewed the response to the Request For Information (“RFI”) and other materials provided by the Sub-Adviser relating to the Sub-Advisory Agreement including the firm’s ADV. With respect to the nature, extent and quality of services provided, the Directors noted the PrinREI separate account is designed to provide diversified real estate exposure through the global listed securities market and U.S. Commercial Mortgage Backed Securities market ("CMBS").

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Additional Information (Unaudited) (continued)

The Board considered the depth of research, the quality of the team that manages the account, the responsiveness and communication between the Adviser and Sub-Adviser, and the detailed investment process performed by PrinREI. The Board noted that the account has outperformed its blended benchmark significantly since the inception of the account.  Additionally, The Board noted the increased assets being allocated to the Sub-Adviser.

The Board concluded PrinREI maintained sufficient quality and depth of personnel, significant resources, detailed investment process and compliance policies and procedures essential to continue performing its duties under the Sub-Advisory Agreement.  Additionally, overall quality and extent of the services provided by PrinREI to the Adviser and the Fund were satisfactory and reliable.

A Comparison of Fees with Those Paid by Similar Investment Companies: The Directors were informed that the Sub-Advisory fee was inline relative to fees charged for comparable accounts at PrinREI as well as compared to other alternatives in the marketplace.  It was noted that the PrinREI Sub-Advisory fee is higher at low levels of assets but scales lower as assets scale.  It was presented that the weighted average fee paid by the Fund to PrinREI during the year was 55 bps. The Board considered the nature and quality of services provided by PrinREI as well as the unique nature of the equity and debt real estate securities strategy, and in light of these factors, the Board concluded that the sub-advisory fee was reasonable and appropriate.

The Sub-Adviser’s Compensation and Profitability: The Board also considered the profitability of the Sub-Adviser and whether such profits were reasonable in light of the services provided to the Fund.  The Board considered that the large team of PrinREI employees providing service to the Adviser and the Fund and determined that the amount paid to the Sub-Adviser of $929,781 in the fiscal year ended March 31, 2018 and concluded that profitability was not unreasonable.

Indirect Costs and Benefits of Providing Advisory Services: The Board was informed that the Sub-Adviser does not receive any revenue sharing agreements with any of the related parties.  The Board was also informed that PrinREI does pay for some services with soft dollars and has a policy to use all soft dollar credits generated by brokerage commissions attributable to client accounts in a manner consistent with the "safe harbor" established by Section 28(e) of the Securities Exchange Act.  Based on this information, the Board concluded that the sub-advisory fee was reasonable taking into account any indirect benefits to the Sub-Adviser.

The Extent to which Economies of Scale are Shared with Shareholders: The Board considered the current and projected asset levels, and the fee breaks associated with the Sub-Advisory Agreement. The Board considered that the PrinREI Sub-Advisory Agreement included breakpoints in its fee above certain asset levels and concluded that while such breakpoints appeared reasonable, economies of scale would be best evaluated at the Fund, rather than sub-advisory level.

Conclusion. The Directors, having requested and received such information from the Sub-Adviser as they believed reasonably necessary to evaluate the terms of the Sub-Advisory Agreement with PrinREI, determined that continuation of the Sub-Advisory Agreement for an additional one-year term is in the best interests of the Fund and its shareholders. In considering the Sub-Advisory Agreement, the Directors did not identify any one factor as all important, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to different factors.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)   Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)  Identification of Portfolio Manager(s) or Management Team Members and Description of            Role of Portfolio Manager(s) or Management Team Members

Casey Frazier – Chief Investment Officer – Since Inception

(a)(2)  Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets (in 1,000,000)	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Casey Frazier	Registered Investment Companies:	1	$1,123	0	N/A
Casey Frazier	Other Pooled Investment Vehicles:	4	$2	0	N/A
	Other Accounts:	0	N/A	0	N/A

Potential Conflicts of Interests

The Adviser, the asset managers managing Institutional Investment Funds, the Securities Sub-Advisers and their respective affiliates manage the assets of and/or provide advice to registered investment companies, Institutional Investment Funds and individual accounts (collectively, “Institutional Clients”), as well as to the Fund.  The Fund has no interest in the activities of the other Institutional Clients.  In addition, the Adviser, the institutional asset managers managing Institutional Investment Funds, the Securities Sub-Advisers, and their respective affiliates, and any of their respective officers, directors, partners, members or employees, may invest for their own accounts in various investment opportunities, including in investment funds, private investment companies or other investment vehicles in which the Fund will have no interest.  However, there are no affiliations or arrangements between the Institutional Clients, the Institutional Investment Funds, the managers of such funds and the Securities Sub-Advisers.

 (a)(3)   Compensation Structure of Portfolio Manager(s) or Management Team Members

CIO receives a fixed salary.

(a)(4)    Disclosure of Securities Ownership

None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(a)(4)   Not applicable.

(b)       Certifications pursuant to Rule 30a-2(b) under the 19340 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)* /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    11/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    11/29/2018

By (Signature and Title)*       /s/ John Gordon
                                                John Gordon, Chief Financial Officer

                                                (principal financial officer)

Date    11/29/2018

* Print the name and title of each signing officer under his or her signature.